Intangible Assets, Net (Details) - Schedule of estimated future amortization expense for intangible assets - Amortization expense [Member]	Mar. 31, 2022 USD ($)
Intangible Assets, Net (Details) - Schedule of estimated future amortization expense for intangible assets [Line Items]
2023	$ 5,664
2024	5,664
2025	5,664
2026	5,664
2027	5,664
Thereafter	150,444
Total	$ 178,764